Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Threats Assessment and Risk Mitigation
Lifezone is committed to maintaining a robust cybersecurity framework that identifies, assesses, and mitigates material cybersecurity risks. To strengthen our cybersecurity posture, we have engaged a specialized IT and cybersecurity consultancy firm, to enhance our cybersecurity risk management, strategy, and governance capabilities. This engagement supplements our internal IT expertise and ensures compliance with evolving regulatory requirements and best practices.
Our IT infrastructure is managed by a dedicated internal team, supported by third-party managed service providers in the United Kingdom and Australia. Our staff works closely with the cybersecurity consultancy firm, which provides additional expertise in executive-level cybersecurity oversight, continuous cyber risk assessment, and ongoing improvements to our security posture.
Current Cyber Risk Management Approach
•Cyber Risk Assessments & Third-Party Audits: We conduct annual risk assessments, vulnerability scans, and penetration testing to proactively identify and address potential threats, often supported by external consultancy firms. Our retained cybersecurity consultancy firm provides independent cybersecurity assessments and works with our IT team to implement necessary improvements on an ongoing basis.
•Governance & Executive Oversight: Lifezone has established a cybersecurity governance policy, with third party experts providing additional expertise to assist the executive leadership and Board of Directors in risk evaluation, response planning, and mitigation strategies. We have established a virtual Chief Information Security Officers function that meets regularly with the internal team members.
•Integration of Third-Party Managed Services: The cybersecurity consultancy firm provides oversight to cybersecurity efforts of third-party managed service providers to ensure alignment with our security objectives.
•Incident Management & Continuous Improvement: Our team, along with third-party managed service firms, monitors, and analyses cyber threats in real-time and ensures continuous updates to security controls, infrastructure, and response protocols.
As of the date of this filing, there have been no material cybersecurity incidents that have affected our business strategy, financial condition, or results of operations.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Commitment to Ongoing Cybersecurity Enhancements
Lifezone remains committed to continuous improvements in cybersecurity resilience through:
•Regular cybersecurity framework updates based on lessons learned and emerging threat intelligence.
•Relevant IT and cybersecurity policies help compliance with SEC and international cybersecurity standards.
•Strategic investments in cybersecurity technologies to improve data protection, endpoint security, and access controls.
By integrating third-party expertise into our cybersecurity governance, we reinforce our commitment to safeguarding data, mitigating cyber threats, and ensuring investor confidence in our risk management capabilities.
This disclosure reflects Lifezone's proactive approach to cybersecurity and commitment to regulatory compliance, protecting our stakeholders, clients, and development partners worldwide. Cybersecurity attacks are on the rise and vulnerabilities pose significant corporate risks, including the risk of business interruption, data losses, breach of privacy and ultimately financial losses. Still, the above approach may not be adequate and able to mitigate against all or sophisticated future cybersecurity attacks, or material information technology incidences.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Board Oversight
The Board of Directors of Lifezone Metals has active oversight over cybersecurity risks as part of its broader enterprise risk management strategy. In collaboration with IT and cybersecurity consultancy firms and third-party managed service providers, the Board of Directors and management ensures that cybersecurity considerations are effectively integrated into business decisions and compliance frameworks.
•The Board of Directors receives at least quarterly updates on cyber risk assessments, security incidents, mitigation strategies, and emerging threats.
•External cybersecurity expertise is leveraged to provide the Board of Directors with insightful risk analysis and strategic recommendations to enhance security resilience.
•Board members with cybersecurity expertise contribute guidance on best practices and evolving regulatory expectations.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
The Board of Directors of Lifezone Metals has active oversight over cybersecurity risks as part of its broader enterprise risk management strategy. In collaboration with IT and cybersecurity consultancy firms and third-party managed service providers, the Board of Directors and management ensures that cybersecurity considerations are effectively integrated into business decisions and compliance frameworks.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors receives at least quarterly updates on cyber risk assessments, security incidents, mitigation strategies, and emerging threats.
•External cybersecurity expertise is leveraged to provide the Board of Directors with insightful risk analysis and strategic recommendations to enhance security resilience.

Cybersecurity Risk Role of Management [Text Block]
Management’s Role in Cybersecurity Risk Management
Lifezone's management team, supported by IT and cybersecurity consultancy firms, is responsible for the assessment, mitigation, and response to cybersecurity threats.
•The executive committee, in collaboration with external IT and cybersecurity consultancy firms, evaluates cyber risks, determines mitigation strategies, and ensures resource allocation for IT investments.
•Our internal team with relevant industry experience and in close cooperation with the Chief Financial Officer oversees Lifezone's IT security strategy, compliance, and operational execution and continuous improvements.
•Lifezone provides regular IT and security awareness trainings to ensure alignment with SEC cybersecurity requirements and industry best practices.
•Cybersecurity processes are embedded within broader corporate risk management to ensure a comprehensive, organization-wide approach.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Management’s Role in Cybersecurity Risk Management
Lifezone's management team, supported by IT and cybersecurity consultancy firms, is responsible for the assessment, mitigation, and response to cybersecurity threats.
•The executive committee, in collaboration with external IT and cybersecurity consultancy firms, evaluates cyber risks, determines mitigation strategies, and ensures resource allocation for IT investments.
•Our internal team with relevant industry experience and in close cooperation with the Chief Financial Officer oversees Lifezone's IT security strategy, compliance, and operational execution and continuous improvements.
•Lifezone provides regular IT and security awareness trainings to ensure alignment with SEC cybersecurity requirements and industry best practices.
•Cybersecurity processes are embedded within broader corporate risk management to ensure a comprehensive, organization-wide approach.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our internal team with relevant industry experience and in close cooperation with the Chief Financial Officer oversees Lifezone's IT security strategy, compliance, and operational execution and continuous improvements.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The executive committee, in collaboration with external IT and cybersecurity consultancy firms, evaluates cyber risks, determines mitigation strategies, and ensures resource allocation for IT investments.
•Our internal team with relevant industry experience and in close cooperation with the Chief Financial Officer oversees Lifezone's IT security strategy, compliance, and operational execution and continuous improvements.
•Lifezone provides regular IT and security awareness trainings to ensure alignment with SEC cybersecurity requirements and industry best practices.
•Cybersecurity processes are embedded within broader corporate risk management to ensure a comprehensive, organization-wide approach.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true